INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
By March 31, 2027	$ 248,930
By March 31, 2028	248,930
By March 31, 2029	248,930
By March 31, 2030	248,930
By March 31, 2031	164,763
Thereafter	74,617
Intangible assets, net	$ 1,235,100	$ 1,110,411